INCOME TAXES - Rollforward of Deferred Tax Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Deferred Tax Assets, Valuation Allowance [Roll Forward]
Beginning balance	$ 37,942	$ 32,792
Additions based on tax positions related to the current year	5,805	5,150
Ending balance	$ 43,747	$ 37,942